Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Outstanding loan	¥ 538,780	¥ 82,100
Current portion according to the repayment schedule	108,320	39,840
Long-term portion	430,460	42,260
Loan Agreement with Bank of Shanghai, Maturity, December 2023
Borrowings
Outstanding loan		33,440
Current portion according to the repayment schedule		16,560
Long-term portion		16,880
Loan Agreement with Bank of Shanghai, Maturity, February 2024
Borrowings
Outstanding loan		48,660
Current portion according to the repayment schedule		23,280
Long-term portion		¥ 25,380
Loan Agreement with Bank of Beijing, Maturity, March 2024
Borrowings
Outstanding loan	149,000
Current portion according to the repayment schedule	2,000
Long-term portion	147,000
Loan Agreement with Bank of Shanghai, Maturity, June 2025
Borrowings
Outstanding loan	172,980
Current portion according to the repayment schedule	46,320
Long-term portion	126,660
Loan Agreement with Hang Seng Bank, Maturity, June 2024
Borrowings
Outstanding loan	180,000
Current portion according to the repayment schedule	60,000
Long-term portion	120,000
Loan Agreement with China Construction Bank, Maturity, July 2029, One
Borrowings
Outstanding loan	6,800
Long-term portion	6,800
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029
Borrowings
Outstanding loan	10,200
Long-term portion	10,200
Loan Agreement with China Construction Bank, Maturity, July 2029, Two
Borrowings
Outstanding loan	19,800
Long-term portion	¥ 19,800